Derivatives and Hedge Accounting - Summary of Reconciliation of Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Floating Rate Foreign Currency Debt
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss, end of year	$ (41,375)
Accumulated other comprehensive loss on designated hedges	(40,862)
Net Investment Hedges
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss, beginning of year	(17,599)
Net change in other comprehensive income (loss)	(153,886)
Accumulated other comprehensive loss, end of year	(171,485)
Accumulated other comprehensive loss on designated hedges	(220,635)
Accumulated other comprehensive income (loss) on de-designated hedges	49,150
Cash Flow Hedges
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss, beginning of year	(38,053)
Net change in other comprehensive income (loss)	(20,466)
Accumulated other comprehensive loss, end of year	(58,519)
Accumulated other comprehensive loss on designated hedges	(58,006)
Accumulated other comprehensive income (loss) on de-designated hedges	(513)
Cash Flow Hedges | Floating Interest Rate
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss, beginning of year	(4,972)
Net change in other comprehensive income (loss)	(12,172)
Accumulated other comprehensive loss, end of year	(17,144)
Accumulated other comprehensive loss on designated hedges	(17,144)
Accumulated other comprehensive income (loss) on de-designated hedges	0
Cash Flow Hedges | Floating Rate Foreign Currency Debt
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss, beginning of year	(33,081)
Net change in other comprehensive income (loss)	(8,294)
Accumulated other comprehensive income (loss) on de-designated hedges	$ (513)